Concentration by geographic location for financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	₩ 504,806,199	₩ 422,866,346
Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	349,085,837	314,340,868
Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	12,950,561	17,935,816
Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	152,840,826	136,499,558
Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	19,461,567	6,517,215
Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	140,718,619	131,795,992
Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	23,114,264	21,592,287
Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,052,346	2,079,850
Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	897,525	890,660
Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,154,821	1,189,190
Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	48,512,857	40,289,846
Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	58,573,094	37,677,646
Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	45,582,065	28,478,136
Korea
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	457,301,242	382,242,456
Korea | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	312,474,026	281,363,653
Korea | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,124,738	8,996,272
Korea | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	144,700,885	130,034,683
Korea | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	16,805,176	4,257,877
Korea | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	122,926,428	116,621,693
Korea | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	22,916,799	21,453,128
Korea | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,324,662	1,375,655
Korea | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	177,713	186,465
Korea | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,146,949	1,189,190
Korea | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	45,635,765	38,782,201
Korea | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	53,939,143	34,667,702
Korea | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	42,927,646	26,053,245
USA
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	10,397,683	9,224,369
USA | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,290,111	5,287,793
USA | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,263,568	1,712,675
USA | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	371,602	359,668
USA | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	529,096	499,742
USA | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,116,777	2,707,273
USA | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	9,068	8,435
USA | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	719,812	704,195
USA | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	719,812	704,195
USA | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
USA | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,662,249	973,716
USA | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,955,627	1,209,756
USA | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	769,884	1,048,909
England
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	909,710	761,975
England | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	617,409	576,568
England | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	423,788	462,540
England | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,444	4,432
England | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
England | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	187,856	109,295
England | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	321	301
England | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
England | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
England | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
England | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	194,591	163,658
England | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	97,710	21,749
England | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Japan
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	9,071,961	7,707,180
Japan | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	8,664,617	7,413,290
Japan | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	289,233	640,895
Japan | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,888,964	3,440,623
Japan | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,080,381	750,676
Japan | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,403,806	2,578,989
Japan | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,233	2,107
Japan | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Japan | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Japan | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Japan | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	49,067	28,062
Japan | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	195,165	197,234
Japan | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	163,112	68,594
Germany
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	404,126	478,817
Germany | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	304,011	420,893
Germany | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	203,166	213,399
Germany | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,548	2,151
Germany | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	108,667
Germany | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	99,083	96,468
Germany | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	214	208
Germany | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Germany | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Germany | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Germany | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,346	11,507
Germany | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	93,769	46,417
Germany | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Vietnam
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,024,699	4,875,259
Vietnam | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,104,960	4,100,898
Vietnam | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,068,822	947,315
Vietnam | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,612,761	1,031,299
Vietnam | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	140,960	182,822
Vietnam | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,140,573	1,846,470
Vietnam | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	141,844	92,992
Vietnam | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Vietnam | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Vietnam | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Vietnam | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	21,625	20,740
Vietnam | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	294,095	392,668
Vietnam | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	604,019	360,953
China
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	8,317,750	8,141,055
China | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	7,258,104	7,385,136
China | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,816,320	3,221,442
China | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,211,857	974,568
China | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	445,526	546,597
China | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,758,888	2,621,744
China | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	25,513	20,785
China | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
China | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
China | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
China | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	220,837	104,853
China | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	798,068	616,143
China | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	40,741	34,923
Other country
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	12,379,028	9,435,235
Other country | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	9,372,599	7,792,637
Other country | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,760,926	1,741,278
Other country | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,047,765	652,134
Other country | Due from banks and loans at amortized cost | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	460,428	170,834
Other country | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,085,208	5,214,060
Other country | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	18,272	14,331
Other country | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	7,872	0
Other country | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Other country | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	7,872	0
Other country | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	722,377	205,109
Other country | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,199,517	525,977
Other country | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	₩ 1,076,663	₩ 911,512

[1]	The following accounts are the net carrying value less provision for doubtful accounts.